Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Profit before tax	$ 786	$ 1,074
Finance income and expense	640	742
Share of after tax losses in associates and joint ventures	33	26
Depreciation, amortisation and impairment	1,393	1,274
Increase in working capital and short-term provisions	(1,440)	(1,044)
Gains on disposal of intangible assets	(593)	(596)
Non-cash and other movements	(310)	(468)
Cash generated from operations	509	1,008
Interest paid	(296)	(334)
Tax paid	(288)	(336)
Net cash (outflow)/inflow from operating activities	(75)	338
Cash flows from investing activities
Movement in short-term investments and fixed deposits	415	(112)
Purchase of property, plant and equipment	(486)	(549)
Disposal of property, plant and equipment	12	57
Purchase of intangible assets	(207)	(167)
Disposal of intangible assets	638	728
Purchase of non-current asset investments	(14)	(131)
Disposal of non-current asset investments	20	14
Payments to joint ventures	(171)	(6)
Payment of contingent consideration from business combinations	(151)	(260)
Interest received	121	75
Net cash inflow/(outflow) from investing activities	177	(351)
Net cash inflow/(outflow) before financing activities	102	(13)
Cash flows from financing activities
Proceeds from issue of share capital	16	23
Issue of loans	0	1,992
Dividends paid	(2,363)	(2,368)
Hedge contracts relating to dividend payments	(47)	(32)
Repayment of obligations under finance leases	0	(10)
Movement in short-term borrowings	1,913	541
Net cash (outflow) / inflow from financing activities	(481)	146
Net (decrease)/increase in cash and cash equivalents in the period	(379)	133
Cash and cash equivalents at the beginning of the period	3,172	4,924
Exchange rate effects	(27)	(79)
Cash and cash equivalents at the end of the period	2,766	4,978
Cash and cash equivalents	2,978	5,239
Overdrafts	$ (212)	$ (261)